Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Long-term debt consists of the following as of September 30, 2014 and December 31, 2013.

(in thousands)	September 30, 2014	December 31, 2013
Long-term Debt
Senior Notes Due 2022 (a)	$900,000	$—
Second Lien Term Loan Facility (b)	—	293,821
Senior Secured Revolving Credit Facility (c)	—	115,000
Debentures (d)	—	6,890
NPI Note	—	8,028
Other	1,006	3,203

Total debt	$901,006	$426,942
Less current portion	1,006	20,120

Long-term debt	$900,000	$406,822

Long-term debt consists of the following as of December 31, 2013 and 2012 (in thousands):

Description	December 31, 2013	December 31, 2012
Long-term Debt
Debentures (a)	$6,890	$60,000
Wells Fargo Energy Capital Credit Facility (b)	—	70,000
Second Lien Term Loan Facility (c)	293,821	—
NPI Note (d)	8,028	15,282
Senior Secured Revolving Credit Facility (e)	115,000	—
Other	3,203	4,038

Total debt	$426,942	$149,320
Less current portion	20,120	8,814

Long-term debt	$406,822	$140,506

Schedule of Maturities of Long-term Debt

Expected aggregate maturities of notes payable as of September 30, 2014 are as follows (in thousands):

Remainder of Year Ending December 31, 2014	$326
Year Ending December 31, 2015	680
Year Ending December 31, 2016
Year Ending December 31, 2017
Year Ending December 31, 2018 and Beyond	900,000

Total	$901,006

Expected aggregate maturities of notes payable subsequent to December 31, 2013, are as follows (in thousands):

2014	$20,120
2015	3,058
2016	2,277
2017	2,173
2018	399,314

Total	$426,942

Assumption Used to Estimate Fair Value of Warrants

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

Rice Holdings
Valuation Date	1/29/2014
Dividend Yield	0.00%
Expected Volatility	47.00%
Risk-Free Rate	1.11%
Expected Life (Years)	4.0

Rice Holdings
Valuation Date	4/14/2014
Dividend Yield	0.00%
Expected Volatility	45.19%
Risk-Free Rate	1.13%
Expected Life (Years)	3.8

Rice Holdings
Valuation Date	4/16/2014
Dividend Yield	0.00%
Expected Volatility	44.32%
Risk-Free Rate	1.18%
Expected Life (Years)	3.8

NGP Holdings
Valuation Date	9/30/2014
Dividend Yield	0.00%
Expected Volatility	40.20%
Risk-Free Rate	0.58%
Expected Life (Years)	2.0

The fair value of these warrants at the date of grant was estimated using the Black-Scholes valuation model with the following assumptions:

Dividend yield	—%
Expected volatility	72.1%
Risk-free rate	0.96%
Expected life	5 years

“Normal” warrant
Number of warrants issued	1,044
Exercise price	$10,000
Grant date fair value, per unit	$2,569
Weighted average contractual life	5 years

“Bonus” warrant
Number of warrants issued	192
Exercise price	$6,250
Grant date fair value, per unit	$3,184
Weighted average contractual life	5 years